CURRENCY GAINS / (LOSSES) - Foreign Currency Translation Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in foreign currency translation reserve [abstract]
Foreign currency translation reserve at January 1,	€ 41	€ 19
Effect of currency translation differences	(25)	22
Foreign currency translation reserve at December 31,	€ 16	€ 41